UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act file number: 811-08405



                      EVERGREEN SELECT MONEY MARKET TRUST
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
 _____________________________________________________________________________
                    (Address of principal executive offices)


                          The Corporation Trust Company
                              1209 Orange Street
                           Wilmington, Delaware 19801
  _____________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:   2/28, 6/30

Date of reporting period:  7/1/2003 - 6/30/2004

ITEM 1. PROXY VOTING RECORD

        The following are series of Evergreen Select Money Market Trust (the "Registrant"):

  Evergreen Institutional Money Market Funds (FYE 2/28)
        Evergreen Institutional 100% Treasury Money Market Fund
        Evergreen Institutional Money Market Fund
        Evergreen Institutional Municipal Money Market Fund
        Evergreen Institutional Treasury Money Market Fund
        Evergreen Institutional U.S. Government Money Market Fund
        Evergreen Prime Cash Management Money Market Fund

  Evergreen SNAP(sm) Fund (FYE 6/30)


The Registrant, including all of its series listed above, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, have no proxy votes to report.

                                   SIGNATURE


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN SELECT MONEY MARKET TRUST


                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
                                        (Chief Executive Officer)

Date:  August 30, 2004
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